ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of December 31,	As of September 30,
	2013	2014
Accrued payroll and welfare	$2,588,312	$2,957,303
Accrued professional fees	624,825	481,771
Other tax payable	1,378,963	2,360,987
Interest payable	305,087	153,672
Government subsidy	908,496	—
Accrued freight	196,033	257,082
Others	1,459,905	2,319,267
Total	$7,461,621	$8,530,082